3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (i) Loss per share (Details) - shares	Jan. 31, 2024	Jan. 31, 2023
Details
Anti-dilutive warrants outstanding	2,465,000	3,225,000